UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2024	$ 0	$ 89,697	$ (76)	$ (2,088)	$ 24,436	$ 111,969
Balance, shares at Dec. 31, 2024	11,214,831
Comprehensive income	$ 0	0	676	0	7,255	7,931
Exercise of option	$ 0	0	0	0	0	0
Exercise of option, shares	79,633
Issuance of common shares on public offering, net of issuance costs	$ 0	39,415	0	0	0	39,415
Issuance of common shares on public offering, net of issuance costs, shares	1,625,000
Exercise of the underwriters' option on public offering, net of issuance costs	$ 0	5,953	0	0	0	5,953
Exercise of the underwriters' option on public offering, net of issuance costs, shares	242,298
Share based compensation	$ 0	513	0	0	0	513
Balance at Jun. 30, 2025	$ 0	135,578	600	(2,088)	31,691	165,781
Balance, shares at Jun. 30, 2025	13,161,762
Balance at Mar. 31, 2025	$ 0	89,919	452	(2,088)	28,249	116,532
Balance, shares at Mar. 31, 2025	11,214,831
Comprehensive income	$ 0	0	148	0	3,442	3,590
Exercise of option	$ 0	0	0	0	0	0
Exercise of option, shares	79,633
Issuance of common shares on public offering, net of issuance costs	$ 0	39,415	0	0	0	39,415
Issuance of common shares on public offering, net of issuance costs, shares	1,625,000
Exercise of the underwriters' option on public offering, net of issuance costs	$ 0	5,953	0	0	0	5,953
Exercise of the underwriters' option on public offering, net of issuance costs, shares	242,298
Share based compensation	$ 0	291	0	0	0	291
Balance at Jun. 30, 2025	$ 0	135,578	600	(2,088)	31,691	165,781
Balance, shares at Jun. 30, 2025	13,161,762
Balance at Dec. 31, 2025	$ 0	136,578	643	(2,088)	41,258	176,391
Balance, shares at Dec. 31, 2025	13,257,610
Comprehensive income	$ 0	0	84	0	11,471	11,555
Exercise of option	$ 0	136	0	0	0	136
Exercise of option, shares	15,000
Share based compensation	$ 0	853	0	0	0	853
Balance at Jun. 30, 2026	$ 0	137,567	727	(2,088)	52,729	188,935
Balance, shares at Jun. 30, 2026	13,272,610
Balance at Mar. 31, 2026	$ 0	137,071	834	(2,088)	44,658	180,475
Balance, shares at Mar. 31, 2026	13,257,610
Comprehensive income	$ 0	0	(107)	0	8,071	7,964
Exercise of option	$ 0	136	0	0	0	136
Exercise of option, shares	15,000
Share based compensation	$ 0	360	0	0	0	360
Balance at Jun. 30, 2026	$ 0	$ 137,567	$ 727	$ (2,088)	$ 52,729	$ 188,935
Balance, shares at Jun. 30, 2026	13,272,610